UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

       Investment Company Act file number 811-08842

       Name of Fund:  BBH U.S. Money Market Portfolio

       Fund Address:  40 Water Street
               	    Boston, MA  02109-3661

       Name and address of agent for service:
			Nancy D. Osborn, Principal Financial Officer,
			BBH U.S. Money Market Portfolio, 40 Water Street,
       		Boston, MA, 02109.
			Mailing address:  140 Broadway, New York, NY, 10005

       Registrant's telephone number, including area code:
       (800) 625-5759

       Date of fiscal year end: JUNE 30

       Date of reporting period: SEPTEMBER 30, 2005

ITEM 1. SCHEDULES OF INVESTMENTS.

BBH U.S. MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2005 (unaudited)
(expressed in U.S. dollars)


	Principal									Maturity		 Interest
	Amount									Date			Rate				Value

			BANK NOTE (1.1%)
 $ 	35,000,000 		SouthTrust Bank NA1				12/14/05		3.807 %	 		 $34,998,598
																		----------------

			CERTIFICATES OF DEPOSIT (11.5%)
  	50,000,000 		Bank of Montreal					10/31/05		3.750 	  		  	50,000,000
  	50,000,000 		Barclays Bank					11/09/05		3.710 	  		  	50,000,000
  	20,000,000 		Chase Bank						10/28/05		3.760 	  		  	20,000,000
  	25,000,000 		Credit Suisse First Boston Corp.		11/01/05		3.770 	  		  	25,000,000
  	25,000,000 		Deutsche Bank AG					03/23/06		3.710 	  		  	25,000,000
  	25,000,000 		Deutsche Bank AG					07/25/06		4.065 	  		  	24,998,798
  	25,000,000 		HBOS Treasury Services, Plc.			12/30/05		2.950 	  		  	24,991,578
  	25,000,000 		Rabobank Nederland NV				02/14/06		3.230 	  		  	24,979,387
  	25,000,000 		Rabobank Nederland NV				03/03/06		3.490 	  		  	24,992,830
  	50,000,000 		Societe Generale					11/03/05		3.770 	  		  	50,000,000
  	25,000,000 		Washington Mutual, Inc.				11/01/05		3.780 	  		  	25,000,000
  	25,000,000 		Washington Mutual, Inc.				11/02/05		3.800 	  		  	25,000,000
																		----------------
			Total Certificates of Deposit												369,962,593
																		---------------

			COMMERCIAL PAPER (48.1%)
  	50,000,000 		Abbey National Treasury Services, Plc.	10/05/05		3.780 	  		  	49,979,000
  	50,000,000 		ABN Amro Bank NV					10/28/05		3.750 	  		  	49,859,375
  	25,000,000 		Alltel Corp.					10/13/05		3.730 	  		  	24,968,917
  	75,000,000 		Bear Stearns & Co., Inc.			10/03/05		3.900 	  		  	74,983,750
  	50,000,000 		Bear Stearns & Co., Inc.			11/01/05		3.750 	  		  	49,838,541
  	8,350,000 		Beta Financial Group, Inc.			10/21/05		3.770 	  		  	8,332,511
  	25,000,000 		Blue Spice LLC					10/03/05		3.890 	  		  	24,994,597
  	25,000,000 		Blue Spice LLC					10/21/05		3.750 	  		  	24,947,917
  	125,000,000 	BMW U.S. Capital LLC				10/03/05		3.850 	  		  	124,973,264
  	125,000,000 	BP Amoco						10/03/05		3.880 	  		  	124,973,056
  	45,000,000 		Citigroup Global Market Holdings, Inc.	10/24/05		3.670 	  		  	44,894,487
  	43,550,000 		Columbia University				11/01/05		3.770 	  		  	43,408,620
  	50,000,000 		Danske Corp.					10/21/05		3.720 	  		  	49,896,667
  	50,000,000 		Goldman Sachs Group, Inc.			10/05/05		3.800 	  		  	49,978,889
  	24,500,000 		ING Funding LLC					10/14/05		3.600 	  		  	24,468,150
  	25,000,000 		ING Funding LLC					10/31/05		3.750 	  		  	24,921,875
  	50,000,000 		International Lease Finance Corp.		10/04/05		3.580 	  		  	49,985,083
  	33,000,000 		Kittyhawk Funding Corp.				10/11/05		3.680 	  		  	32,966,267
  	16,395,000 		Kittyhawk Funding Corp.				10/14/05		3.780 	  		  	16,372,621
  	125,000,000 	Koch Industries					10/03/05		3.860 	  		  	124,973,194
  	44,212,000 		Merck & Co.						10/03/05		3.710					44,202,887
  	50,000,000 		Morgan Stanley					10/03/05		3.900 	  		  	49,989,167


BBH U.S. MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS (continued)
September 30, 2005 (unaudited)
(expressed in U.S. dollars)

	Principal									Maturity		 Interest
	Amount									Date			Rate				Value

			COMMERCIAL PAPER (continued)
 $ 	50,000,000 		Morgan Stanley					10/04/05		3.750  %			$49,984,375
  	25,000,000 		Morgan Stanley					10/27/05		3.800 	  		24,931,389
  	75,000,000 		Rabobank USA Financial				10/03/05		3.880 	  		74,983,833
  	11,000,000 		Rights of University of California		10/20/05		3.740 	  		10,978,287
  	10,000,000 		Rights of University of California		10/27/05		3.750 	  		9,972,917
  	7,983,000 		Rights of University of California		11/08/05		3.700 	  		7,951,822
  	17,510,000 		State of Michigan					10/25/05		3.780 	  		17,510,000
  	50,000,000 		Steamboat Funding Corp.				10/05/05		3.850 	  		49,978,611
  	29,000,000 		Three Rivers Funding Corp.			10/03/05		3.600 	  		28,994,200
  	21,000,000 		Three Rivers Funding Corp.			10/26/05		3.770 	  		20,945,021
  	75,000,000 		UBS Finance, Ltd.					10/03/05		3.860 	  		74,983,916
  	35,000,000 		UBS Finance, Ltd.					11/01/05		3.755 	  		34,886,828
  	25,413,000 		Variable Funding Capital Corp.		10/07/05		3.770 	  		 25,397,032
																		-----------------
			Total Commercial Paper												1,545,407,066
																		-----------------

			CORPORATE BONDS (8.2%)
  	4,000,000 		Bank One Corp.					02/01/06		6.500 	  	  	4,036,058
  	17,679,000 		Citigroup, Inc.					12/01/05		6.750 	 	  	17,788,803
  	25,000,000 		Credit Suisse First Boston Corp.1		10/06/05		3.660 	  	  	25,000,854
  	5,075,000 		FleetBoston Financial Corp.			04/15/06		7.125 	  	  	5,162,575
  	25,450,000 		General Dynamics Corp.				05/15/06		2.125 	  	  	25,129,978
  	25,750,000 		HSBC Finance Corp.				01/24/06		6.500 	 	  	26,003,600
  	6,775,000 		HSBC Finance Corp.				05/15/06		7.250 	  	  	6,909,731
  	31,831,000 		JPMorgan Chase & Co.				08/15/06		5.625 	  		32,241,955
  	19,587,000 		National Rural Utilities
  					Cooperative Finance Corp.		05/15/06		6.000 	  		19,846,191
  	22,400,000 		Norwest Corp.					12/01/05		6.200 	  		22,522,149
  	25,245,000 		Prudential Insurance Co.			07/23/06		6.375 	  		25,711,557
  	18,585,000 		SLM Corp.						12/01/05		2.750 	  		18,577,106
  	9,850,000 		Suntrust Bank					01/30/06		2.125 	  		9,802,707
  	25,000,000 		Wal-Mart Stores					06/01/06		5.586 	  		25,294,404
																		-----------------
			Total Corporate Bonds												264,027,668
																		-----------------

			MUNICIPAL BOND (1.1%)
  	35,700,000 		Los Angeles, California,
   				Water & Power Revenue1				10/06/05		3.820 			35,700,000
																		-----------------

			U.S. GOVERNMENT AGENCY
 OBLIGATIONS (9.3%)
  	29,000,000 		Federal Farm Credit Bank1			10/04/05		3.658				29,000,000
  	100,000,000 	Federal Home Loan Bank1				11/02/05		3.590 	  		99,955,302


BBH U.S. MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS (continued)
September 30, 2005 (unaudited)
(expressed in U.S. dollars)

	Principal									Maturity		Interest
	Amount									Date			Rate				Value

			U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
 $ 	52,700,000 		Federal National Mortgage Assoc.		12/09/05		2.916%			$52,405,476
  	25,000,000 		Federal National Mortgage Assoc.		12/19/05		3.020 	  		24,834,319
  	94,025,000 		Federal National Mortgage Assoc.1		10/04/05		3.668 	  		94,025,000
																		------------------
			Total U.S. Government Agency Obligations									300,220,097
																		----------------

			TIME DEPOSITS (20.4%)
  	75,000,000 		BNP Paribas						10/03/05		3.875 	  		  75,000,000
  	125,000,000 		Branch Bank &Trust			10/03/05		3.870 	  		  125,000,000
  	125,000,000 		Dresdner Bank				10/03/05		3.880 	  		  125,000,000
  	55,300,000 		HSBC Bank						10/03/05		3.810 	  		  55,300,000
  	75,000,000 		ING Bank						10/03/05		3.900 	  		  75,000,000
  	75,000,000 		Royal Bank of Canada				10/03/05		3.750 	  		  75,000,000
  	50,000,000 		Royal Bank of Canada				10/03/05		3.950 	  		  50,000,000
  	75,000,000 		Societe Generale					10/03/05		3.880 	  		  75,000,000
																		----------------
			Total Time Deposits												  655,300,000
																		-----------------

TOTAL INVESTMENTS AT AMORTIZED COST									99.7%				$3,205,616,022
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES						  	0.3		   		   9,552,141
														---------			-------------------
NET ASSETS													100.0%			$3,215,168,163
																		--------------------



	 1    Variable rate instrument. Interest rates
		change on specific dates (such
 		as a coupon or interest rate
 		payment date).
	      date).  The yield shown represents
		the September 30, 2005 coupon rate.

	      Portfolio holdings are shown
 		as of the date indicated.  Since market
 		conditions fluctuate suddenly and
	      frequently, the portfolio
 		holdings may change and this list is
 		not indicative of future portfolio
		composition.
	      These portfolio holdings
		are not intended to be and do not
 		constitute recommendations that
 		others buy,
	      sell, or hold any
		of the securities listed.

	      An investment in money market funds is
 		neither insured nor guaranteed by
 		the Federal Deposit Insurance
	      Corporation or any other
		government agency. Although money market funds seek to preserve the value of
	      your investment at $1.00 per
 		share, it is possible to lose money
 		by investing in these funds.

	      For more complete information on the
 		fund, call 1-800-625-5759 for
 		a prospectus or visit www.bbhfunds.com.
	      You should consider the fund's
 		investment objectives, risks, charges,
		and expenses carefully before you invest.
	      Information about these and
		other important subjects is in the
		Fund's prospectus, which you should read
	      carefully before investing.

	       The BBH Fund Family is managed
		 by Brown Brothers Harriman.  The Distributor
             is Edgewood Services, Inc.
	       Date of first use: 11/05.




ITEM 2. CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of
	the registrant's disclosure controls
 	and procedures as conducted
     	within 90 days of the filing
 	date of this Form N-Q, the
	registrant's principal financial
 	officer and
      principal executive officer
	have concluded that those disclosure
 	controls and procedures provide
      reasonable assurance that the
	material information required to be
	disclosed by the registrant on this
      report is recorded, processed,
	summarized and reported within the
	time periods specified in
      the Securities and Exchange
	Commission's rules and forms.

(b)	There were no significant changes
	in the registrant's internal controls
	or in other
      factors that could significantly
	affect these controls subsequent to
	the date of their evaluation.



ITEM 3. EXHIBITS.

(a)	The certifications required by
 Rule 30a-2(a) under the Act are
attached as exhibit 3(b).

EXHIBIT 3 (b)

SECTION 302 CERTIFICATION OF PRINCIPLE EXECUTIVE OFFICER.

I, John A. Nielsen, certify that:

1.	I have reviewed this report on Form N-Q
 on behalf of: BBH U.S. Money Market Portfolio
    	("registrant");

2.	Based on my knowledge, this report does
 not contain any untrue statement of a
 material fact or omit to
   	state a material fact necessary
to make the statements made, in light
of the circumstances under which such
   	statements were made, not misleading
 with respect to the period covered by
this report;

3. 	Based on my knowledge, the schedules
of investments included in this report,
fairly present in all material
   	respects the investments of the
registrant as of, the end of the fiscal
 quarter for which the report is filed;

4. 	The registrant's other certifying officer
 	and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company
	Act of 1940) for the registrant and have:

       a.	designed such disclosure controls and
 		procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities,
      	particularly during the period in which
		this report is being prepared;


       b.	designed such internal control over financial
 		reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles.


       c.	evaluated the effectiveness of the
		registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d.	disclosed in this report any change in the
	registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying
 	officer and I have disclosed to the
	registrant's auditors and the audit
 	committee of the  registrant's board
 	of directors (or persons performing
 	the equivalent functions):

       a.	all significant deficiencies
 		and material weaknesses in the design
 		or operation of internal control over
   		financial reporting which
 		are reasonably likely to adversely
		affect the registrant's
		ability to record,
   		process, summarize,
		and report financial  information; and

       b.	any fraud, whether or not material,
 		that involves management or other
 		employees who have a significant
   		role in the registrant's
		internal control over financial
		reporting.



Date:  November 21, 2005


/s/John A. Nielsen
=======================
John A. Nielsen
President - Principal Executive Officer

EXHIBIT 11(a) (2)
SECTION 302 CERTIFICATION OF PRINCIPLE FINANCIAL OFFICER.

I, Nancy D. Osborn, certify that:

1.	I have reviewed this report on
 	Form N-Q on behalf of: BBH U.S. Money
 	Market Portfolio ("registrant");

2.	Based on my knowledge, this report
 	does not contain any untrue statement
 	of a material fact or omit to
   	state a material fact necessary
 	to make the statements made, in light
 	of the circumstances under which such
  	statements were made, not misleading
 	with respect to the period covered by
 	this report;

3. 	Based on my knowledge, the schedules
 	of investments included in this report,
 	fairly present in all material
  	respects the investments of the
	registrant as of, the end of the fiscal
 	quarter for which the report is filed;

4. 	The registrant's other certifying officer
 	and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company
	Act of 1940) for the
  	registrant and have:

       a.	designed such disclosure controls and
 		procedures, or caused such disclosure
 		controls and procedures
   		to be designed under our supervision,
 		to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities,
      	particularly during the
		period in which this report
 		is being prepared;


       b.	designed such internal control
 		over financial reporting, or caused
		such internal control over financial
 		reporting
   		to be designed under our
		supervision, to provide reasonable
		assurance regarding the reliability
		of financial reporting
  		and the preparation of
		financial statements for external
		purposes in accordance with
		generally accepted accounting
  		principles.


       c.	evaluated the effectiveness
		of the registrant's disclosure
		controls and procedures and
		presented in this report our
    		conclusions about the effectiveness
		of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

	d.	disclosed in this report any change in
		the registrant's internal control over
		financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. 	The registrant's other certifying officer and
	I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

       a.	all significant deficiencies and material
 		weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

       b.	any fraud, whether or not material, that
		involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date:  November 21, 2005


/s/Nancy D. Osborn
=============
Nancy D. Osborn
Treasurer - Principal Financial Officer



SIGNATURES


Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment
Company Act of 1940, the
registrant has duly caused this report
to be signed on its behalf by the
undersigned, thereunto duly  authorized.

(Registrant)   BBH U.S. Money Market Portfolio
             -------------------------------------


By (Signature and Title)*  /s/John A. Nielsen
                           --------------------
                           John A. Nielsen, President
                           (Principle Executive Officer)

Date:  November 21, 2005









Pursuant to the requirements of the
Securities Exchange Act of 1934 and
the Investment Company Act of 1940,
this report has been signed below
 by the following persons on behalf
of the registrant and in the
capacities and on the dates
indicated.



By (Signature and Title)* /s/Nancy D. Osborn
                          -----------------------
                          Nancy D. Osborn, Treasurer
                          (Principal Financial Officer)

Date:  November 21, 2005


* Print name and title of each signing

 officer under his or her signature.


BBH US MMP September 30, 2005 N-Q page 11 of 11 pages